Short-Term Debt (Tables)	6 Months Ended
Dec. 31, 2024
Short-Term Debt [Abstract]
Schedule of Short-Term Debt

Short-term debt as of December 31, 2024 consisted of the following:

Short-term debt:	December 31, 2024	June 30, 2024
Promissory note	$797,368	$548,886
Senior secured promissory note	-	550,603
Total short-term debt	$797,368	$1,099,489